PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
PROPERTY AND EQUIPMENT
Property and Equipment, Total	$ 682,911	$ 1,258,763	$ 1,595,946
Less accumulated depreciation and amortization	(319,962)	(805,421)	(556,263)
Property and Equipment, Net	$ 362,949	$ 453,342	$ 1,039,683